Employee benefits - Share-Based Payout - Detailed statement of major share-based award expenses and their respective equity or liability balances (Details)	12 Months Ended
	Dec. 31, 2022 shares segment R$ / shares	Dec. 31, 2021 shares	Dec. 31, 2022 shares segment $ / shares	Dec. 31, 2020 shares
Disclosure of defined benefit plans [line items]
Number of share options outstanding in share-based payment arrangement | shares	18,872,747,000	10,687,650,000	18,872,747,000	4,402,694,000
Bottom of range
Disclosure of defined benefit plans [line items]
Repurchase right exercise	3
Top of range
Disclosure of defined benefit plans [line items]
Repurchase right exercise	10
Restricted share units (RSUs) [Member]
Disclosure of defined benefit plans [line items]
Number of share options outstanding in share-based payment arrangement | segment	11,507,220,000		11,507,220,000
Restricted share units (RSUs) [Member] | Date of grant 2018 [Member]
Disclosure of defined benefit plans [line items]
Wheighted average fair value | R$ / shares	R$ 88,800
Number of share options outstanding in share-based payment arrangement | segment	3,427,148,000		3,427,148,000
Restricted share units (RSUs) [Member] | Date of grant 2019 [Member]
Disclosure of defined benefit plans [line items]
Wheighted average fair value | R$ / shares	R$ 136,080.00
Number of share options outstanding in share-based payment arrangement | segment	16,423,000		16,423,000
Restricted share units (RSUs) [Member] | Date of grant 2020 [Member]
Disclosure of defined benefit plans [line items]
Wheighted average fair value | R$ / shares	R$ 163,180
Number of share options outstanding in share-based payment arrangement | segment	287,693,000		287,693,000
Restricted share units (RSUs) [Member] | Date of grant 2021 [Member]
Disclosure of defined benefit plans [line items]
Wheighted average fair value | R$ / shares	R$ 348,490
Number of share options outstanding in share-based payment arrangement | segment	2,341,735,000		2,341,735,000
Restricted share units (RSUs) [Member] | Date of grant 2022 [Member]
Disclosure of defined benefit plans [line items]
Wheighted average fair value | R$ / shares	R$ 49,560
Number of share options outstanding in share-based payment arrangement | segment	5,434,221,000		5,434,221,000
Restricted share units (RSUs) [Member] | Bottom of range | Date of grant 2018 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	4 years
Remaining expected life	6 months
Restricted share units (RSUs) [Member] | Bottom of range | Date of grant 2019 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years
Remaining expected life	1 year 8 months 12 days
Restricted share units (RSUs) [Member] | Bottom of range | Date of grant 2020 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years
Remaining expected life	1 month 6 days
Restricted share units (RSUs) [Member] | Bottom of range | Date of grant 2021 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	1 year
Remaining expected life	3 months 18 days
Restricted share units (RSUs) [Member] | Bottom of range | Date of grant 2022 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	1 year
Remaining expected life	4 months 24 days
Restricted share units (RSUs) [Member] | Top of range | Date of grant 2018 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	10 years
Remaining expected life	5 years 8 months 12 days
Restricted share units (RSUs) [Member] | Top of range | Date of grant 2019 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	10 years
Remaining expected life	6 years 7 months 6 days
Restricted share units (RSUs) [Member] | Top of range | Date of grant 2020 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	10 years
Remaining expected life	7 years 10 months 24 days
Restricted share units (RSUs) [Member] | Top of range | Date of grant 2021 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	10 years
Remaining expected life	8 years 10 months 24 days
Restricted share units (RSUs) [Member] | Top of range | Date of grant 2022 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	10 years
Remaining expected life	9 years 1 month 6 days
Stock Options [Member]
Disclosure of defined benefit plans [line items]
Number of share options outstanding in share-based payment arrangement | shares	45,159,000		45,159,000
Stock Options [Member] | Date of grant 2018 [Member]
Disclosure of defined benefit plans [line items]
Wheighted average fair value | R$ / shares	R$ 59,590
Method of valuation	Black-scholes
Volatility	50.00%
Exercisable at year end | shares	12,657
Exercise price | $ / shares			$ 24.00
Number of share options outstanding in share-based payment arrangement | shares	39,999,000		39,999,000
Stock Options [Member] | Date of grant 2019 [Member]
Disclosure of defined benefit plans [line items]
Wheighted average fair value | R$ / shares	R$ 81,710
Method of valuation	Black-scholes
Volatility	69.80%
Remaining expected life	1 year 6 months
Exercisable at year end | shares	1,935
Exercise price | $ / shares			$ 30.00
Number of share options outstanding in share-based payment arrangement | shares	5,160,000		5,160,000
Stock Options [Member] | Date of grant 2021 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions		5 years
Stock Options [Member] | Bottom of range | Date of grant 2018 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years
Remaining expected life	6 months
Stock Options [Member] | Bottom of range | Date of grant 2019 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	3 years
Stock Options [Member] | Bottom of range | Date of grant 2022 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	2 years
Stock Options [Member] | Top of range | Date of grant 2018 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	10 years
Remaining expected life	5 years 6 months
Stock Options [Member] | Top of range | Date of grant 2019 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years
Stock Options [Member] | Top of range | Date of grant 2022 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years
Performance share units (PSUs) [Member]
Disclosure of defined benefit plans [line items]
Number of share options outstanding in share-based payment arrangement | shares	7,320,367,000		7,320,367,000
Performance share units (PSUs) [Member] | Date of grant 2021 [Member]
Disclosure of defined benefit plans [line items]
Wheighted average fair value | R$ / shares	R$ 26.74
Volatility	71.80%
Risk-free rate	0.82%
Remaining expected life	3 years 4 months 24 days
Number of share options outstanding in share-based payment arrangement | shares	2,849,000,000		2,849,000,000
Performance share units (PSUs) [Member] | Date of grant 2022 [Member]
Disclosure of defined benefit plans [line items]
Wheighted average fair value | R$ / shares	R$ 2.71
Number of share options outstanding in share-based payment arrangement | shares	4,471,367,000		4,471,367,000
Performance share units (PSUs) [Member] | Bottom of range | Date of grant 2022 [Member]
Disclosure of defined benefit plans [line items]
Volatility	76.50%
Risk-free rate	2.18%
Remaining expected life	1 year 3 months 18 days
Performance share units (PSUs) [Member] | Top of range | Date of grant 2022 [Member]
Disclosure of defined benefit plans [line items]
Volatility	83.30%
Risk-free rate	4.34%
Remaining expected life	4 years 9 months 18 days